STATUTORY FINANCIAL INFORMATION (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statutory Financial Information [Abstract]
Statutory Accounting Practices, Statutory Amount Available for Dividend Payments without Regulatory Approval	$ 36
Statutory net income (loss)	34	33	35
Statutory surplus, capital stock and Asset Valuation Reserve	367	295
Securities on deposit with such government or state agencies	6
Return of surplus	$ 200